OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

December 4, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer SteelPath Panoramic Fund
(333-204627; 811-23061) Amendment to File XBRL Data

To the Securities and Exchange Commission:

An electronic ("EDGAR") filing is transmitted herewith pursuant to rule 497 under the Securities Act of 1933, as amended (the "Securities Act"), on behalf of Oppenheimer SteelPath Panoramic Fund (the "Registrant"). This filing contains exhibits of interactive data related to certain risk/return summary information that was filed pursuant to Rule 497 on November 20, 2015 (SEC Accession No. 0000728889-15-001524), in connection with the Registrant’s Pre-Effective Amendment #6 that went effective on November 13, 2015.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to the undersigned at:

Taylor V. Edwards Vice President & Senior Counsel OFI Global Asset Management, Inc. 225 Liberty Street New York, New York 10281-1008 212-323-0310 tedwards@ofiglobal.com

Very truly yours,

/s/ Amy E. Shapiro
Amy E. Shapiro
Vice President & Assistant Counsel

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document